21. LEASING TRANSACTIONS (Details 1) R$ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Disclosure of fair value measurement of assets [line items]
January 1, 2019
Addition	32
Disposals (contracts terminated)	(13)
Amortization	(76)	[1]
Remeasurement	(8)	[2]
Balances at December 31, 2019	277
Real Estate Property [Member]
Disclosure of fair value measurement of assets [line items]
January 1, 2019	238
Addition	28
Disposals (contracts terminated)	(13)
Amortization	(37)	[1]
Remeasurement	(10)	[2]
Balances at December 31, 2019	206
Vehicles [Member]
Disclosure of fair value measurement of assets [line items]
January 1, 2019	104
Addition	4
Amortization	(39)	[1]
Remeasurement	2	[2]
Balances at December 31, 2019	R$ 71

[1]	Amortization of the right-of-use assets is recognized in the Income Statement is net of use of the credits of PIS, Pasep and Cofins taxes on leasing payments ofR$5.
[2]	The Company has identified events giving rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.